CAPITAL STOCK (Tables)	9 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Stock by Class [Table Text Block]
	Number of Common Shares	Stated Value $
Balance, April 1, 2012 (i)	9,000,000	5
Issued under private placement (ii)	291,667	170,815
Issued on settlement of debt relating to prior period services (iii)	200,000	117,192
Issued under private placement (iv)	895,834	519,420
Cancellation of common stock (v)	(250,000)	-
Issued under private placement (vi)	437,500	256,016
Issued under private placement (vii)	383,333	232,546
Issued under private placement (viii)	516,666	308,183
Share issue costs	-	(34,583)
Balance, March 31, 2013	11,475,000	1,569,594
Issued under private placement (ix)	166,667	96,320
Share issue costs	-	(7,329)
Balance, March 31, 2014	11,641,667	1,658,585
Issued under private placement (x)	3,430,756	2,616,062
Issued on conversion and settlement of debt (xi), (xii), (xiii)	321,748	239,746
Issued on the exercise of options (xiv)	416,667	335,060
Share issue costs (x)	-	(11,609)
Balance December 31, 2014	15,810,838	4,837,844

(i)
The opening balance consists of 7,750,000 common shares issued to its two founders for a consideration of $2,1,000,000 commons shares issued to two directors and 250,000 common shares to a consultant for a total of 1,250,000 common shares for consideration of $3.

(ii)	In May, 2012, the Company issued through a private placement, 291,667 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $170,815.

(iii)
In May, 2012, 200,000 common shares valued at $117,192 were issued for settlement of accounts payable relating to services performed in the prior year, which is included in general and administrative expenses for the year ended March 31, 2013.

(iv)	In June, 2012, the Company issued through a private placement, 895,834 common shares at a price of $0.58 (0.60 CAD) per share for aggregate gross proceeds of $519,420.

(v)	In August, 2012, 125,000 common shares each issued to the two founders on March 24, 2011, for a total of 250,000 common shares were cancelled.

(vi)	In September, 2012, the Company issued through a private placement, 437,500 common shares at a price of $0.59 (0.60 CAD) per share for aggregate gross proceeds of $256,016.

(vii)	In December, 2012, the Company issued through a private placement, 383,333 common shares at a price of $0.61 (0.60 CAD) per share for aggregate gross proceeds of $232,546.

(viii)
In March 2013, the Company issued through a private placement, 516,666 common shares at a price of $0.60 (0.60 CAD) per share for aggregate gross proceeds of $308,183. $58,846 of the proceeds were not received as at March 31, 2013 and accordingly are presented as subscriptions receivable on the balance sheet.

(ix)	In June, 2013, the Company issued through a private placement, 166,667 common shares at a price of $0.58 ($0.60 CAD) per share for aggregate gross proceeds of $96,320.

(x)
In April, 2014, the Company completed a private placement issuing 3,182,978 common shares at a price of $0.82 ($0.90 CAD) per share for gross proceeds of $2,616,062 ($2,864,680 CAD). A former director of the Company assisted in securing a significant portion of this financing. As a result the Company issued 247,778 common shares as a finder’s fee to this director. The Company also incurred $11,609 in share issue costs related to the transaction.

(xi)	In May 2014, the Company issued 105,555 common shares to a director of the Company in exchange for the settlement of $87,638 ($95,000 CAD) of unsecured debt.

(xii)	In May 2014, the Company issued 33,333 common shares to the Libermann Family Trust in exchange for the settlement of $27,585 ($30,000 CAD) of unsecured debt.

(xiii)
In June, 2014, the Company issued 182,860 common shares on conversion of the convertible secured promissory note (Note 5). The note plus accrued interest totaled $124,523 ($131,659 CAD) and was converted at a 20% discount to the $0.68 ($0.90 CAD) April 2014 private placement.

(xiv)
In June 2014, the Company issued 416,667 common shares for the exercise of stock options. The Company received cash of $228,875 ($250,000 CAD). The value of the options, $106,185, was transferred from contributed surplus to share capital on exercise.